DRINKER BIDDLE & REATH LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
Telephone: (215) 988-2700
Fax: (215) 988-2757
www.drinkerbiddle.com
October 27, 2006
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington DC 20549

RE:	GOLDMAN SACHS TRUST
Post-Effective Amendment No. 138
Registration Nos. 33-17619 and 811-5349
Ladies and Gentlemen:
     On behalf of Goldman Sachs Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 485(a) of the Securities Act of 1933 is Post-Effective Amendment No. 138 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (the “Amendment”).
     Pursuant to Rule 485(a) under the Securities Act of 1933, it is proposed that this Amendment become effective on December 26, 2006. The purpose of the Amendment is to (1) change the name of the International Equity Fund to Concentrated International Equity Fund and make certain other revisions in connection with the name change; (2) change to 25% the amount of permissible investment in foreign securities for the Capital Growth, Strategic Growth, Growth Opportunities, Small Mid Cap Growth and Concentrated Growth Funds; and (3) make certain other non-material changes.
     Questions relating to this filing can be addressed to the undersigned at (215) 988-3307.

Sincerely yours,

/s/ Jillian Lynn Bosmann
Jillian Lynn Bosmann, Esq.
JB/sce